Other receivables (Tables)	12 Months Ended
Jun. 30, 2013
Other Receivables Disclosure [Abstract]
Schedule of other receivables

	June 30, 2013	June 30, 2012
Security deposit for auction	$3,236,000	$-
Receivables from an unrelated company	103,554	1,099,910
Advances to employees	18,843	117,394
Interest receivable	974,290	193,119
Miscellaneous	1,683	1,585
Total	$4,334,370	$1,412,008